COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Future Aggregate Minimum Lease Payments Required Under Operating Lease	The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2014:

(in US$ thousands)	Amount
2015	910
2016	235
2017	4

$1,149

Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements

The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2014.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2015	$1,129	$1,300	$2,429
After 2015	5,000	1,500	6,500

	$6,129	$2,800	$8,929